Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Disclosure of Directors and Other Key Management Personnel
The remuneration of the Company’s directors and other key management personnel during the years ended December 31, 2024 and 2023 were as follows:

	2024	2023
Salaries, directors’ fees and other short-term benefits	$3,203	$3,466
Share-based payments	3,732	3,285
Total key management personnel compensation	$6,935	$6,751